Schedule of investments
Delaware Ivy High Income Fund
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 0.38%
AGL CLO Series 2024-32A E 144A 5.75% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	2,000,000	$ 2,000,000
AIMCO CLO Series 2022-18A ER 144A 5.50% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	850,000	850,000
Bain Capital Credit CLO Series 2017-2A ER3 144A 7.34% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	2,000,000	1,980,000
Barings CLO Series 2024-2A E 144A 5.90% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	2,100,000	2,110,500
Bear Mountain Park CLO Series 2022-1A ER 144A 5.95% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	1,500,000	1,500,000
CARLYLE US CLO Series 2021-11A ER 144A 6.50% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	2,000,000	2,000,000
Total Collateralized Debt Obligations (cost $10,430,000)		10,440,500

Convertible Bond — 1.92%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 <<, =, π	24,770,434	52,840,400
Total Convertible Bond (cost $24,272,385)		52,840,400

Corporate Bonds — 81.38%
Automotive — 2.20%
Allison Transmission 144A 5.875% 6/1/29 #	2,757,000	2,721,308
Clarios Global 144A 8.50% 5/15/27 #	15,315,000	15,430,108
Garrett Motion Holdings 144A 7.75% 5/31/32 #	14,090,000	14,290,881
Goodyear Tire & Rubber 5.25% 7/15/31	15,655,000	14,266,978
Wand NewCo 3 144A 7.625% 1/30/32 #	13,368,000	13,817,659
		60,526,934
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking — 1.09%
Bank of Montreal 7.70% 5/26/84 μ	10,435,000	$ 10,684,292
Barclays 9.625% 12/15/29 μ, ψ	13,550,000	14,723,322
Deutsche Bank 6.00% 10/30/25 μ, ψ	4,600,000	4,377,089
		29,784,703
Basic Industry — 6.11%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,935,000	11,488,814
Cleveland-Cliffs 144A 7.00% 3/15/32 #	19,795,000	19,595,641
CP Atlas Buyer 144A 7.00% 12/1/28 #	16,699,000	14,293,678
FMG Resources August 2006 144A 5.875% 4/15/30 #	15,480,000	15,139,121
NOVA Chemicals 144A 8.50% 11/15/28 #	6,285,000	6,677,046
Novelis 144A 4.75% 1/30/30 #	22,749,000	21,126,425
Olympus Water US Holding
144A 7.25% 6/15/31 #	2,640,000	2,626,391
144A 9.75% 11/15/28 #	14,735,000	15,607,617

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	26,192,000	24,135,600
Standard Industries 144A 3.375% 1/15/31 #	27,840,000	23,486,386
Vibrantz Technologies 144A 9.00% 2/15/30 #	14,806,000	13,569,255
		167,745,974
Capital Goods — 6.41%
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	8,115,000	7,139,083
144A 4.00% 9/1/29 #	9,775,000	8,283,046
Bombardier
144A 6.00% 2/15/28 #	11,437,000	11,318,356
144A 7.00% 6/1/32 #	4,945,000	5,019,872
144A 7.25% 7/1/31 #	6,805,000	6,995,336
144A 7.50% 2/1/29 #	11,616,000	12,049,556
144A 8.75% 11/15/30 #	5,590,000	6,048,564
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	3,525,000	3,468,261
144A 8.75% 4/15/30 #	10,040,000	9,839,200

Esab 144A 6.25% 4/15/29 #	14,260,000	14,363,342
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	22,150,000	22,620,493
144A 9.25% 4/15/27 #	8,035,000	8,050,041
NQ- IV009 [0624] 0824 (3775121)    1

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Sealed Air
144A 5.00% 4/15/29 #	10,145,000	$ 9,664,031
144A 6.50% 7/15/32 #	5,035,000	5,010,951
144A 7.25% 2/15/31 #	3,565,000	3,674,966
TransDigm
144A 6.625% 3/1/32 #	10,260,000	10,376,034
144A 6.875% 12/15/30 #	24,815,000	25,353,361

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	20,375,000	6,621,875
		175,896,368
Consumer Goods — 2.05%
Acushnet 144A 7.375% 10/15/28 #	9,302,000	9,647,151
Cerdia Finanz 144A 10.50% 2/15/27 #	14,715,000	15,246,079
Fiesta Purchaser 144A 7.875% 3/1/31 #	11,831,000	12,235,348
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	20,462,000	19,284,457
		56,413,035
Electric — 3.03%
Calpine
144A 3.75% 3/1/31 #	2,750,000	2,432,615
144A 4.625% 2/1/29 #	13,860,000	12,871,247
144A 5.00% 2/1/31 #	4,875,000	4,552,894
144A 5.125% 3/15/28 #	13,790,000	13,272,856
Vistra
144A 7.00% 12/15/26 #, μ, ψ	32,965,000	32,710,052
144A 8.00% 10/15/26 #, μ, ψ	17,255,000	17,416,610
		83,256,274
Energy — 12.51%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	20,315,000	19,868,332
144A 7.00% 11/1/26 #	10,372,000	10,390,099

Civitas Resources 144A 8.625% 11/1/30 #	14,025,000	15,049,246
EQM Midstream Partners
144A 4.75% 1/15/31 #	26,258,000	24,568,818
6.50% 7/15/48	5,345,000	5,400,112
Genesis Energy
7.75% 2/1/28	10,625,000	10,746,465
7.875% 5/15/32	3,320,000	3,353,967
Hilcorp Energy I
144A 6.00% 4/15/30 #	24,180,000	23,372,961
144A 6.00% 2/1/31 #	2,330,000	2,232,570
144A 6.25% 4/15/32 #	10,220,000	9,836,073

Kodiak Gas Services 144A 7.25% 2/15/29 #	7,655,000	7,853,043
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Murphy Oil 6.375% 7/15/28	28,304,000	$ 28,544,703
Nabors Industries 144A 9.125% 1/31/30 #	10,655,000	11,046,944
NGL Energy Operating 144A 8.375% 2/15/32 #	13,785,000	14,008,179
NuStar Logistics
6.00% 6/1/26	10,678,000	10,668,390
6.375% 10/1/30	13,118,000	13,347,395
Southwestern Energy
5.375% 2/1/29	578,000	562,196
5.375% 3/15/30	4,209,000	4,068,853

Sunoco 144A 7.25% 5/1/32 #	6,565,000	6,795,425
Transocean
144A 8.00% 2/1/27 #	17,617,000	17,569,952
144A 8.50% 5/15/31 #	11,185,000	11,198,746
USA Compression Partners
6.875% 9/1/27	20,715,000	20,775,881
144A 7.125% 3/15/29 #	6,985,000	7,043,905

Venture Global LNG 144A 8.375% 6/1/31 #	16,660,000	17,292,680
Vital Energy
144A 7.75% 7/31/29 #	2,905,000	2,930,410
144A 7.875% 4/15/32 #	21,070,000	21,434,932

Weatherford International 144A 8.625% 4/30/30 #	22,675,000	23,515,721
		343,475,998
Financial Services — 3.09%
AerCap Holdings 5.875% 10/10/79 μ	32,432,000	32,302,635
Air Lease 4.65% 6/15/26 μ, ψ	17,485,000	16,640,800
Block 144A 6.50% 5/15/32 #	10,420,000	10,572,549
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	11,586,000	11,218,077
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	13,995,000	14,205,784
		84,939,845
Healthcare — 7.41%
AthenaHealth Group 144A 6.50% 2/15/30 #	10,920,000	10,063,645
Avantor Funding 144A 3.875% 11/1/29 #	17,760,000	16,164,575
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	21,610,000	20,032,289
CHS
144A 4.75% 2/15/31 #	15,020,000	11,823,453
144A 5.25% 5/15/30 #	6,795,000	5,608,675
144A 6.125% 4/1/30 #	3,563,000	2,497,008
144A 6.875% 4/15/29 #	3,555,000	2,722,804

2    NQ- IV009 [0624] 0824 (3775121)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
DaVita
144A 3.75% 2/15/31 #	9,910,000	$ 8,462,881
144A 4.625% 6/1/30 #	6,545,000	5,919,752

Grifols 144A 4.75% 10/15/28 #	10,315,000	8,911,485
HCA 7.58% 9/15/25	820,000	836,738
Legacy LifePoint Health 144A 4.375% 2/15/27 #	10,995,000	10,512,129
Medline Borrower
144A 3.875% 4/1/29 #	16,979,000	15,648,945
144A 5.25% 10/1/29 #	24,455,000	23,357,015

Organon & Co. 144A 5.125% 4/30/31 #	17,255,000	15,514,697
Surgery Center Holdings 144A 7.25% 4/15/32 #	14,265,000	14,427,407
Tenet Healthcare
4.375% 1/15/30	19,960,000	18,517,820
6.125% 10/1/28	12,525,000	12,471,825
		203,493,143
Insurance — 4.43%
Ardonagh Finco 144A 7.75% 2/15/31 #	16,665,000	16,488,174
Howden UK Refinance
144A 7.25% 2/15/31 #	9,350,000	9,287,350
144A 8.125% 2/15/32 #	8,375,000	8,327,429
HUB International
144A 5.625% 12/1/29 #	15,395,000	14,573,683
144A 7.375% 1/31/32 #	13,935,000	14,139,942
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	21,010,000	21,930,280
144A 10.50% 12/15/30 #	11,250,000	12,091,860

Panther Escrow Issuer 144A 7.125% 6/1/31 #	13,925,000	14,094,941
USI 144A 7.50% 1/15/32 #	10,450,000	10,626,542
		121,560,201
Leisure — 7.03%
Boyd Gaming 144A 4.75% 6/15/31 #	20,155,000	18,280,589
Caesars Entertainment
144A 6.50% 2/15/32 #	6,890,000	6,928,301
144A 7.00% 2/15/30 #	21,345,000	21,821,122
Carnival
144A 5.75% 3/1/27 #	14,050,000	13,889,098
144A 6.00% 5/1/29 #	29,735,000	29,391,406

Light & Wonder International 144A 7.25% 11/15/29 #	22,380,000	22,874,262
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	68,000	$ 67,002
144A 5.50% 4/1/28 #	38,301,000	37,838,466
144A 7.25% 1/15/30 #	7,270,000	7,532,083

Scientific Games Holdings 144A 6.625% 3/1/30 #	26,575,000	25,923,554
Six Flags Entertainment 144A 6.625% 5/1/32 #	8,435,000	8,577,267
		193,123,150
Media — 8.24%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	13,794,000	12,493,000
AMC Networks 4.25% 2/15/29	19,826,000	13,397,096
Arches Buyer 144A 6.125% 12/1/28 #	8,394,000	6,971,819
CCO Holdings
144A 4.50% 8/15/30 #	18,065,000	15,307,134
4.50% 5/1/32	530,000	427,231
144A 4.75% 2/1/32 #	13,515,000	11,078,185
144A 5.375% 6/1/29 #	2,520,000	2,294,937
144A 6.375% 9/1/29 #	24,785,000	23,576,719

CMG Media 144A 8.875% 12/15/27 #	29,242,000	16,750,917
CSC Holdings
144A 4.625% 12/1/30 #	30,986,000	11,314,293
144A 5.00% 11/15/31 #	14,286,000	5,190,601
144A 5.75% 1/15/30 #	15,958,000	6,036,554

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	18,687,800	7,981,746
Directv Financing 144A 5.875% 8/15/27 #	31,420,000	29,579,460
Gray Television
144A 4.75% 10/15/30 #	16,210,000	9,742,066
144A 5.375% 11/15/31 #	23,550,000	13,369,241

Nexstar Media 144A 4.75% 11/1/28 #	17,990,000	16,011,055
Sirius XM Radio
144A 4.00% 7/15/28 #	4,300,000	3,888,268
144A 4.125% 7/1/30 #	24,355,000	20,822,095
		226,232,417
Real Estate — 0.18%
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	1,985,300
144A 5.25% 7/15/30 #	3,145,000	2,991,683
		4,976,983
Retail — 3.09%
Asbury Automotive Group
144A 4.625% 11/15/29 #	951,000	880,069
4.75% 3/1/30	14,798,650	13,731,561

NQ- IV009 [0624] 0824 (3775121)    3

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Bath & Body Works
6.875% 11/1/35	22,735,000	$ 22,951,892
6.95% 3/1/33	1,347,000	1,312,595
Murphy Oil USA
144A 3.75% 2/15/31 #	3,075,000	2,711,100
4.75% 9/15/29	4,785,000	4,539,714

PetSmart 144A 7.75% 2/15/29 #	24,396,000	23,781,792
Victra Holdings 144A 7.75% 2/15/26 #	15,029,000	14,960,475
		84,869,198
Services — 2.86%
ADT Security 144A 4.125% 8/1/29 #	4,445,000	4,102,663
CDW 3.569% 12/1/31	4,300,000	3,759,539
GFL Environmental 144A 6.75% 1/15/31 #	11,565,000	11,812,884
Prime Security Services Borrower 144A 5.75% 4/15/26 #	1,900,000	1,887,151
United Rentals North America 3.875% 2/15/31	19,835,000	17,713,867
White Cap Buyer 144A 6.875% 10/15/28 #	21,190,000	20,466,173
White Cap Parent 144A 8.25% 3/15/26 #	12,849,000	12,860,474
Wrangler Holdco 144A 6.625% 4/1/32 #	5,905,000	5,883,613
		78,486,364
Technology & Electronics — 4.58%
Cloud Software Group 144A 6.50% 3/31/29 #	22,380,000	21,508,516
CommScope Technologies 144A 6.00% 6/15/25 #	8,530,000	6,960,395
Entegris
144A 4.75% 4/15/29 #	1,331,000	1,274,469
144A 5.95% 6/15/30 #	25,915,000	25,674,472
NCR Voyix
144A 5.00% 10/1/28 #	12,485,000	11,798,837
144A 5.125% 4/15/29 #	2,689,000	2,534,790
Seagate HDD Cayman
5.75% 12/1/34	8,560,000	8,316,982
8.25% 12/15/29	7,815,000	8,387,878

Sensata Technologies 144A 4.00% 4/15/29 #	17,615,000	16,187,133
UKG 144A 6.875% 2/1/31 #	18,925,000	19,175,567
Zebra Technologies 144A 6.50% 6/1/32 #	3,950,000	3,997,418
		125,816,457
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications — 5.96%
Connect Finco 144A 6.75% 10/1/26 #	34,399,000	$ 33,229,816
Consolidated Communications
144A 5.00% 10/1/28 #	6,115,000	5,064,346
144A 6.50% 10/1/28 #	26,996,000	23,138,436
Frontier Communications Holdings
144A 5.875% 10/15/27 #	7,603,000	7,430,290
5.875% 11/1/29	7,124,667	6,214,270
144A 6.00% 1/15/30 #	15,639,000	13,628,167
144A 6.75% 5/1/29 #	17,150,000	15,748,044

Iliad Holding 144A 8.50% 4/15/31 #	12,970,000	13,145,855
Sable International Finance 144A 5.75% 9/7/27 #	17,412,000	16,732,589
Sprint 7.625% 3/1/26	1,915,000	1,969,463
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	18,655,000	15,758,634
VZ Secured Financing 144A 5.00% 1/15/32 #	13,710,000	11,705,472
		163,765,382
Transportation — 1.11%
Air Canada 144A 3.875% 8/15/26 #	16,995,000	16,184,542
Genesee & Wyoming 144A 6.25% 4/15/32 #	14,280,000	14,244,349
		30,428,891
Total Corporate Bonds (cost $2,310,141,704)		2,234,791,317

Loan Agreements — 8.53%
Basic Industry — 2.79%
Foresight Energy Operating Tranche A 13.435% (SOFR03M + 8.10%) 6/30/27 <<, •	7,471,384	7,097,814
Form Technologies Tranche B 9.978% (SOFR03M + 4.85%) 7/22/25 •	39,211,838	37,692,379
Hexion Holdings 2nd Lien 12.881% (SOFR01M + 7.54%) 3/15/30 •	9,179,000	8,456,154
Hexion Holdings 1st Lien 9.98% (SOFR03M + 4.65%) 3/15/29 •	1,850	1,847
PMHC II 9.706% (SOFR03M + 4.25%) 4/23/29 •	3,426,407	3,351,098

4    NQ- IV009 [0624] 0824 (3775121)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Basic Industry (continued)
Vantage Specialty Chemicals 1st Lien 10.077% (SOFR03M + 4.75%) 10/26/26 •	20,246,048	$ 20,049,905
		76,649,197
Capital Goods — 1.15%
Hunter Douglas Holding Tranche B-1 8.82% (SOFR03M + 3.50%) 2/26/29 •	8,342,645	8,296,460
SPX Flow 8.844% (SOFR01M + 3.50%) 4/5/29 •	9,015,000	9,077,826
SunSource Borrower 9.428% (SOFR01M + 4.10%) 3/25/31 •	14,244,300	14,288,813
		31,663,099
Energy — 0.26%
Parkway Generation
Tranche C 10.071% (SOFR03M + 5.01%) 2/18/29 •	799,021	799,092
Tranche B 10.185% (SOFR03M + 5.01%) 2/18/29 •	6,345,603	6,346,168
		7,145,260
Financial Services — 0.61%
Amynta Agency Borrower 9.552% (SOFR03M + 4.25%) 2/28/28 •	16,519,327	16,576,120
		16,576,120
Healthcare — 1.81%
Bausch & Lomb 8.679% (SOFR01M + 3.35%) 5/10/27 X, •	14,566,364	14,432,834
Cotiviti Holdings 7.625% 2/21/31	14,040,000	14,046,585
Heartland Dental 9.817% 4/28/28 •	21,075,000	21,147,456
		49,626,875
Industrial — 0.51%
Roper Industrial Product TBD 11/22/29 X	14,014,875	14,087,136
		14,087,136
Other — 0.13%
Cedar Fair Tranche B 7.329% (SOFR01M + 2.00%) 5/1/31 •	3,440,000	3,437,850
		3,437,850
	Principalamount°	Value (US $)

Loan Agreements (continued)
Services — 0.49%
Staples 11.084% (SOFR03M + 5.75%) 9/4/29 •	14,615,000	$ 13,461,789
		13,461,789
Technology & Electronics — 0.50%
Applied Systems 2nd Lien 10.585% (SOFR03M + 5.25%) 2/23/32 •	13,310,000	13,798,730
		13,798,730
Telecommunications — 0.28%
MLN US HoldCo
1st Lien 12.127% (SOFR03M + 6.80%) 10/18/27 •	32,191,651	6,237,132
Tranche B 14.677% (SOFR03M + 9.35%) 10/18/27 •	13,596,147	1,444,591
		7,681,723
Total Loan Agreements (cost $267,759,063)		234,127,779
	Number of shares
Common Stocks — 3.41%
Basic Industry — 1.07%
BIS Industries Holdings <<, =, †, π	19,682,813	0
Foresight Energy <<, =, †	1,117,414	29,410,327
Westmoreland Coal †, π	4,238	7,416
		29,417,743
Consumer Discretionary — 1.22%
Studio City International Holdings †, π	3,872,825	22,656,026
Studio City International Holdings ADR †	1,820,808	10,651,727
		33,307,753
Consumer Goods — 0.00%
ASG Warrant †, π	19,688	0
		0
Consumer Staples — 0.01%
Endo †	8,628	243,741
Endo 144A #, †	2,542	71,176
		314,917
Energy — 0.02%
Maritime Finance <<, =, †	1,750,000	599,003
Sabine Oil & Gas Holdings †	5,385	6,671
		605,674

NQ- IV009 [0624] 0824 (3775121)    5

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services — 0.63%
New Cotai <<, =, †, π	20,316,462	$ 17,335,667
		17,335,667
Retail — 0.45%
True Religion Apparel <<, =, †, π	395	12,375,910
		12,375,910
Utilities — 0.01%
Larchmont Resources <<, =, †, π	18,338	260,224
		260,224
Total Common Stocks (cost $302,298,531)		93,617,888

Preferred Stock — 0.07%
True Religion Apparel 6.25% <<, =, ω, π	410	2,050,430
Total Preferred Stock (cost $6,748,583)		2,050,430

Short-Term Investments — 2.81%
Money Market Mutual Funds — 2.81%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	19,273,625	19,273,625
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	19,273,625	19,273,625
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	19,273,625	19,273,625
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	19,273,626	19,273,626
Total Short-Term Investments (cost $77,094,502)		77,094,501

Total Value of Securities—98.50% (cost $2,998,744,768)		2,704,962,815
Receivables and Other Assets Net of Liabilities—1.50%		41,059,205
Net Assets Applicable to 457,278,762 Shares Outstanding—100.00%		$2,746,022,020
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $1,920,291,444, which represents 69.93% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $107,526,073, which represented 3.92% of the Fund’s net assets. See table table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
X	This loan will settle after June 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/31/18	$1,206,000	$0
BIS Industries Holdings	12/22/17	1,852,488	—
Larchmont Resources	12/8/16	—	260,224
New Cotai PIK	2/7/22	24,272,385	52,840,399
New Cotai	9/29/20	194,451,977	17,335,667
Studio City International Holdings	8/5/20	23,370,959	22,656,026
True Religion Apparel	10/19/20	17,881,282	12,375,910
True Religion Apparel	10/19/20	6,748,583	2,050,430
Westmoreland Coal	3/15/19	3,179	7,417
Total		$269,786,853	$107,526,073
Summary of abbreviations:
ADR – American Depositary Receipt

6    NQ- IV009 [0624] 0824 (3775121)

(Unaudited)
Summary of abbreviations: (continued)
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
NQ- IV009 [0624] 0824 (3775121)    7